Mortgage servicing rights - Data and Key Economic Assumptions Related to Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transfers and Servicing of Financial Assets [Abstract]
Unpaid principal balance	$ 9,787,657	$ 6,734,496
Weighted-average prepayment speed (CPR)	14.07%	10.05%
Estimated impact on fair value of a 10% increase	$ (4,493)	$ (2,839)
Estimated impact on fair value of a 20% increase	$ (8,599)	$ (5,474)
Discount rate	11.49%	9.68%
Estimated impact on fair value of a 100 bp increase	$ (2,942)	$ (3,086)
Estimated impact on fair value of a 200 bp increase	$ (5,674)	$ (5,932)
Weighted-average coupon interest rate	3.58%	4.20%
Weighted-average servicing fee (basis points)	0.28%	0.29%
Weighted-average remaining maturity (in months)	328 months	335 months